Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

13 Intangible assets

		Industrial patents and	Other	Intangible assets
	Exploration	intellectual property	intangible	with finite useful
(€ million)	rights	rights	assets	lives	Goodwill	Total
2020
Net carrying amount - beginning of the year	1,031	195	568	1,794	1,265	3,059
Additions	18	23	196	237		237
Amortization	(53)	(92)	(130)	(275)		(275)
Impairments	(23)		(7)	(30)	(24)	(54)
Reversals			24	24		24
Write-off	(19)	(5)		(24)		(24)
Changes in the scope of consolidation			7	7	70	77
Currency translation differences	(66)		(3)	(69)	(14)	(83)
Other changes		41	(66)	(25)		(25)
Net carrying amount at the end of the year	888	162	589	1,639	1,297	2,936
Gross carrying amount at the end of the year	1,613	1,623	4,399	7,635
Provisions for amortization and impairment	725	1,461	3,810	5,996

2019
Net carrying amount - beginning of the year	1,081	221	584	1,886	1,284	3,170
Additions	78	23	210	311		311
Amortization	(81)	(93)	(117)	(291)		(291)
Impairments	(19)		(72)	(91)	(26)	(117)
Write-off	(28)	(1)	(1)	(30)		(30)
Currency translation differences	18		1	19	3	22
Other changes	(18)	45	(37)	(10)	4	(6)
Net carrying amount at the end of the year	1,031	195	568	1,794	1,265	3,059
Gross carrying amount at the end of the year	1,748	1,597	4,373	7,718
Provisions for amortization and impairment	717	1,402	3,805	5,924

Exploration rights comprised the residual book value of license and leasehold property acquisition costs relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. Furthermore, they include the cost of unproved areas which are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage in Angola, Albania, United Arab Emirates, Egypt, Oman and the extension of a licence in Gabon.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2020	December 31, 2019
Proved licence and leasehold property acquisition costs	225	291
Unproved licence and leasehold property acquisition costs	653	709
Other mineral interests	10	31
	888	1,031

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Other intangible assets comprised: (i) customer acquisition costs relating to Eni gas e luce business line for €262 million (€226 million at December 31, 2019); (ii) concessions, licenses, trademarks and similar items for €88 million (€102 million at December 31, 2019) comprised transmission rights for natural gas imported from Algeria for €25 million (€30 million at December 31, 2019); (iii) capital expenditures in progress on natural gas pipelines for which Eni has acquired transport rights for €78 million  (same amount as of December 31, 2019).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 - 33
Service concession arrangements	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	4 - 20

Cumulative impairment charges at the end of the year amounted to €2,457 million.

The breakdown of goodwill by segment is provided below:

(€ million)	December 31, 2020	December 31, 2019
Eni gas e luce	1,046	981
Exploration & Production	146	190
Refining & Marketing	93	93
Corporate and Other activities	11
Renewables	1	1
	1,297	1,265

An impairment loss of goodwill was recorded in relation to a business combination of the Exploration & Production segment.

Change in the scope of consolidation of goodwill related for €66 million to the acquisition of the 70% stake in Evolvere, a group operating in the business of distributed generation from renewable sources.

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

With regard to the Eni gas e luce business line, which has significant allocated goodwill, the allocation of CGU was carried out as follows:

(€ million)	December 31, 2020	December 31, 2019
Domestic market	904	839
Foreign market	142	142
	1,046	981

Goodwill allocated to the CGU Domestic market was recognized upon the buy-out of the former Italgas SpA minorities in 2003 through a public offering (€706 million). The acquired entity engaged in the retail sale of gas to the residential sector and middle and small-sized businesses in Italy. In addition, further goodwill amounts have been allocated over the years following business combinations with small, local companies selling gas to residential customers in focused territorial reach and municipalities synergic to Eni’s activities, the latest of which was the acquisition of 70% of Evolvere group, operating in the business of distributed generation from renewable sources, in line with the strategy of growing the market share in the retail sector through the diversification of the product mix by offering green electricity. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU, including the allocated goodwill.

The recoverability of the carrying amount of the CGU Domestic market, including the allocated portion of goodwill, was verified comparing the value in use of the CGU, which was estimated based on the cash flows of the four-year plan approved by management and on a terminal value calculated as perpetuity of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged. These cash flows were discounted by using the post-tax WACC of the retail business adjusted considering the specific country risk for Italy of 4.3%.

There are no reasonable assumptions of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to €2,856 million of the value in use of the CGU Domestic market with respect to its book value, including the allocated goodwill.

Goodwill allocated to the CGU Foreign market related for €95 million to Eni Gas & Power France SA (former Altergaz SA) operating in France and for €45 million to the acquisition in 2018 of the residual 51% interest in Gas Supply Company Thessaloniki-Thessalia SA operating in Greece, previously participated with a 49% of the share capital. The impairment review performed at the balance sheet date by using a method similar to the CGU Domestic market confirmed the recoverability of the carrying amount of these market CGUs, including the goodwill, by using a post-tax WACC adjusted considering a post-tax country risk for France of 4.6% and 4.8% for Greece.

Post-tax cash flows and discount rates resulted in an assessment that substantially approximated a pre-tax assessment.